Fair Value Measurements (Details) - Schedule of changes in the fair value of the Company's warrant liability - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Change in fair value of warrants	$ (642)	$ 0	$ (12,508)	$ (551)
Private Placement Warrant Liabilites [Member]
Beginning Balance	1,567	$ 0	0
Private placement warrant liability assumed			14,075
Change in fair value of warrants	(642)		(12,508)
Ending Balance	$ 925		$ 1,567	$ 0